Debt and Other Obligations - Schedule of Debt Arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Other short-term debt and obligations	$ 34,343	$ 18
Current portion of long term debt and other financial liabilities	41,020	6,022
Non-current
Other long-term debt and obligations	0	12,494
Long-term debt, net	643,748	681,144
Total	684,768	687,166
Term Loan Facility | Term Loan
Current
Term loan	8,149	7,479
Deferred debt issuance costs - term loan	(1,472)	(1,475)
Non-current
Term loan	650,014	676,755
Deferred debt issuance costs - term loan	$ (6,266)	$ (8,105)